Summary of Significant Accounting Policies (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of Table Reflects Calculation of Basic and Diluted Net Loss Per Common Share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net loss (attributable to common stockholders)	$(55,440)	$(3,003)	$(291,636)	$(6,329)
Weighted average shares outstanding – basic and diluted	9,330,805	7,414,098	8,410,583	7,296,365
Basic and fully diluted loss per share	$(5.94)	$(0.40)	$(34.67)	$(0.87)

	Years Ended December 31,
	2020	2019
Net loss (attributable to common stockholders)	$94,461,205	$12,284,998
Weighted average shares outstanding – basic	7,352,268	7,200,808
Effect of dilutive securities:
Preferred stock	—	—
Warrants	—	—
Weighted average shares outstanding – diluted	7,352,268	7,200,808
Basic loss per share	$(12.85)	$(1.71)

Decarbonization Plus Acquisition Corporation Iii
Schedule of Table Reflects Calculation of Basic and Diluted Net Loss Per Common Share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

January 29,
2021
(inception)
to June 30,
2021
Class A Redeemable Common Stock
Numerator: Earnings allocable to Class A Redeemable Common Stock
Interest Income	5,400
Franchise Taxes	(5,400)
Net Income (Loss)	—
Denominator: Weighted Average Class A Redeemable Common Stock

Class A Redeemable Common Stock, Basic and Diluted	35,000,000
Earnings/Basic and Diluted Class A Redeemable Common Stock	—
Class B Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Income (Loss)	(24,200,094)
Redeemable Net Income	—
Non-Redeemable Net Loss	(24,200,094)
Denominator: Weighted Average Class B Non-Redeemable Common Stock
Class B Non-Redeemable Common Stock, Basic and Diluted	8,750,000
Loss/Basic and Diluted Class B Non-Redeemable Common Stock	$(2.77)

Note: As of June 30, 2021, basic and diluted shares are the same as there are no securities that are dilutive to the Company’s common stockholders.